Shareholder Report, Holdings (Details) - C000243188 [Member]	Jan. 31, 2025
Coterra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Devon Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Delta Air Lines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%